Condensed Balance Sheets of Parent Company (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 92,684	$ 13,480	¥ 166,690		¥ 520,452
Amounts due from subsidiaries and VIEs			2,565
Prepayments and other current assets	294,904	42,892	306,092
Total current assets	786,891	114,448	1,323,382
Non-current assets:
Total non-current assets	128,499	18,688	79,715
Total assets	915,390	133,136	1,403,097
Current liabilities:
Accrued expenses and other current liabilities	147,940	21,517	90,721
Total current liabilities	860,368	125,134	859,157
Total liabilities	860,580	125,164	859,406
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,146,253	166,715	1,107,201
Statutory Reserve	12,903	1,877	6,730
Accumulated other comprehensive loss	(35,496)	(5,163)	(30,539)
Accumulated deficit	(1,077,409)	(156,703)	(549,911)
Gridsum's shareholders' equity	46,459	6,757	533,688
Total liabilities and shareholders' equity	915,390	133,136	1,403,097
Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	31	5	31
Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	177	26	176
Gridsum Holding Inc.
Current assets:
Cash and cash equivalents	4,493	653	27,355
Amounts due from subsidiaries and VIEs	55,460	8,066	518,976
Prepayments and other current assets	9,982	1,453	7,085
Total current assets	69,935	10,172	553,416
Non-current assets:
Investment in subsidiaries and VIEs	0	0	0
Total non-current assets	0	0	0
Total assets	69,935	10,172	553,416
Current liabilities:
Accrued expenses and other current liabilities	23,476	3,415	19,728
Total current liabilities	23,476	3,415	19,728
Total liabilities	23,476	3,415	19,728
Commitments and contingencies
Shareholders' equity:
Additional paid-in capital	1,146,253	166,715	1,107,201
Statutory Reserve	12,903	1,877	6,730
Accumulated other comprehensive loss	(35,496)	(5,163)	(30,539)
Accumulated deficit	(1,077,409)	(156,703)	(549,911)
Gridsum's shareholders' equity	46,459	6,757	533,688
Total liabilities and shareholders' equity	69,935	10,172	553,416
Gridsum Holding Inc. | Class A Ordinary Shares
Shareholders' equity:
Ordinary shares	31	5	31
Gridsum Holding Inc. | Class B Ordinary Shares
Shareholders' equity:
Ordinary shares	¥ 177	$ 26	¥ 176